Columbia Mortgage Opportunities Fund
Third Quarter Report
February 29, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Mortgage Opportunities Fund, February 29, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities — Non-Agency 14.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2023-1PL Class C
03/18/2030	7.420%	1,750,000	1,766,560
Affirm Asset Securitization Trust(a)
Subordinated Series 2023-B Class B
09/15/2028	7.440%	7,500,000	7,627,226
American Credit Acceptance Receivables Trust(a)
Series 2021-2 Class F
01/13/2028	3.730%	4,000,000	3,881,279
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	6,000,000	5,802,814
ARES CLO(a),(b)
Series 2021-60A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/18/2034	11.810%	5,000,000	4,725,640
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	12.446%	11,475,000	11,034,016
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	3,375,000	3,279,652
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 10/15/2030	7.276%	11,000,000	10,896,391
Series 2015-4A Class CR
3-month Term SOFR + 3.962% 07/20/2032	9.279%	7,500,000	7,499,250
CarMax Auto Owner Trust
Series 2024-1 Class A2A
03/15/2027	5.300%	11,400,000	11,380,110
Carvana Auto Receivables Trust(a)
Subordinated Series 2021-N1 Class E
01/10/2028	2.880%	8,597,166	8,067,725
Conn’s Receivables Funding LLC(a)
Series 2023-A Class A
01/17/2028	8.010%	1,726,531	1,730,665
Consumer Loan Underlying Bond Credit Trust(a),(c),(d)
Subordinated Series 2018-P1 Class CERT
07/15/2025	0.000%	850,000	4,250
Subordinated Series 2018-P2 Class CERT
10/15/2025	0.000%	850,000	42,500
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CPS Auto Receivables Trust(a)
Series 2024-A Class A
09/15/2027	5.710%	5,556,877	5,560,512
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month Term SOFR + 1.612% Floor 1.350% 05/15/2031	6.919%	1,250,000	1,237,876
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2022-1A-B Class B
05/15/2026	2.840%	3,022,057	3,004,728
LendingClub Receivables Trust(a),(c),(d)
Series 2020-2 Class R
02/15/2046	0.000%	865,000	1,686,750
LendingPoint Asset Securitization Trust(a),(d),(e)
Subordinated Series 2021-1 Class D
04/15/2027	7.226%	15,488,667	14,993,030
LP LMS Asset Securitization Trust(a),(d),(e)
Subordinated Series 2021-2A Class B
01/15/2029	2.330%	6,882,000	6,537,900
Madison Park Funding XXII Ltd.(a),(b)
Series 2016-22A Class DR
3-month Term SOFR + 3.762% Floor 3.500% 01/15/2033	9.076%	3,700,000	3,700,625
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	1,000,000	971,390
Netcredit Combined Receivables LLC(a),(d),(e)
Series 2023-A Class A
12/20/2027	7.780%	4,345,257	4,358,836
Octagon 54 Ltd.(a),(b)
Series 2021-1A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	11.826%	2,500,000	2,270,280
Octagon Investment Partners 47 Ltd.(a),(b)
Series 2020-1A Class ER
3-month Term SOFR + 6.512% Floor 6.250% 07/20/2034	11.829%	15,250,000	14,126,151
Oportun Issuance Trust(a)
Series 2022-3 Class A
01/08/2030	7.451%	1,096,068	1,096,399
Series 2024-1A Class A
04/08/2031	6.334%	9,800,000	9,806,095

Columbia Mortgage Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 29, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a),(c),(d)
Series 2020-3 Class CERT
05/17/2027	0.000%	23,803,550	1,904,284
Series 2021-1 Class CERT
11/15/2027	0.000%	1,901,904	4,755
Subordinated Series 2021-3 Class
05/15/2029	0.000%	12,925,852	129,259
Subordinated Series 2021-5 Class
08/15/2029	0.000%	12,321,273	492,851
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	5,248,368	5,114,835
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	4,030,793	3,978,077
Series 2023-3 Class A
12/16/2030	7.600%	2,738,997	2,751,811
Series 2024-1 Class A
07/15/2031	6.660%	7,300,000	7,318,208
Subordinated Series 2022-2 Class B
01/15/2030	6.630%	3,602,516	3,577,261
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	11,498,884	11,575,447
Subordinated Series 2022-5 Class B
06/17/2030	10.310%	4,057,914	4,033,638
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	20,367,169	20,660,680
Subordinated Series 2023-3 Class B
12/16/2030	9.570%	5,130,527	5,255,228
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	10,149,914	10,379,346
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	7,997,949	8,118,854
Subordinated Series 2023-7 Class B
07/15/2031	7.549%	5,000,000	5,030,530
Subordinated Series 2024-1 Class B
07/15/2031	7.109%	5,100,000	5,105,341
Subordinated Series 2024-1 Class C
07/15/2031	8.344%	3,500,000	3,544,644
Subordinated Series 2024-2 Class C
08/15/2031	7.573%	4,650,000	4,657,858
Pagaya AI Debt Trust(a),(f)
Series 2022-2 Class AB
01/15/2030	5.503%	2,808,032	2,796,870
Series 2023-7 Class ABC
07/15/2031	7.675%	14,416,353	14,548,778
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023-5 Class AB
04/15/2031	7.277%	894,914	897,479
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	7,000,000	7,010,038
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	6,620,467	6,015,081
RR 16 Ltd.(a),(b)
Series 2021-16A Class D
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2036	11.826%	3,733,333	3,551,684
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	5,344,947	5,334,122
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	10,100,000	10,103,457
Theorem Funding Trust(a)
Series 2022-3A Class A
04/15/2029	7.600%	6,504,056	6,549,413
Series 2023-1A Class A
04/15/2029	7.580%	6,657,878	6,712,249
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	705,884	704,786
Subordinated Series 2022-1A Class B
02/15/2028	3.100%	11,060,494	10,922,461
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	860,413	848,211
Series 2021-ST7 Class A
09/20/2029	1.850%	162,389	161,993
Upstart Securitization Trust(a)
Subordinated Series 2023-1 Class B
02/20/2033	8.350%	4,736,000	4,739,218
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	2,375,000	888,512
Total Asset-Backed Securities — Non-Agency (Cost $360,326,608)			332,505,909

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(f),(g)
Series 2017-30 Class IO
08/16/2058	0.578%	28,291,107	689,621
Series 2019-102 Class IB
03/16/2060	0.835%	12,316,667	632,599
Columbia Mortgage Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 29, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-19 Class IO
12/16/2061	0.718%	17,725,071	872,229
Series 2020-3 Class IO
02/16/2062	0.615%	17,983,157	752,554
Total Commercial Mortgage-Backed Securities - Agency (Cost $11,653,877)			2,947,003

Commercial Mortgage-Backed Securities - Non-Agency 4.1%

BAMLL Commercial Mortgage Securities Trust(a),(f)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.534%	4,500,000	3,170,098
BFLD Trust(a),(b)
Series 2019-DPLO Class G
1-month Term SOFR + 3.304% Floor 3.190% 10/15/2034	8.622%	6,853,000	6,766,830
BXP Trust(a),(f)
Subordinated Series 2021-601L Class E
01/15/2044	2.776%	21,000,000	11,687,777
COMM Mortgage Trust(a),(f)
Subordinated Series 2020-CBM Class F
02/10/2037	3.633%	17,650,000	16,330,428
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	24,275,000	12,877,259
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	18,400,000	8,037,054
Hilton USA Trust(a),(h)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	27,400,000	819,709
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	2,758,156	2,416,331
Morgan Stanley Capital I Trust(a),(f)
Series 2019-MEAD Class E
11/10/2036	3.177%	5,500,000	4,599,087
Progress Residential Trust(a)
Series 2020-SFR1 Class F
04/17/2037	3.431%	5,975,000	5,732,785
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.582%	5,000,000	4,799,909
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-FCMT Class E
1-month Term SOFR + 4.614% Floor 4.500% 05/15/2031	9.932%	21,600,000	19,257,195
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $151,170,551)			96,494,462

Residential Mortgage-Backed Securities - Agency 131.6%

Fannie Mae REMICS(b),(g)
CMO Series 2017-81 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2047	0.764%	27,217,746	3,147,713
CMO Series 2020-22 Class SA
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 04/25/2050	0.664%	34,439,391	3,989,246
Federal Home Loan Mortgage Corp.
03/01/2052	2.500%	106,638,547	88,641,393
09/01/2052	4.500%	27,907,412	26,435,729
09/01/2053	5.500%	24,441,300	24,408,246
Federal Home Loan Mortgage Corp.(i)
12/01/2052	5.000%	23,501,605	23,301,985
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 2013-101 Class HS
-1.0 x 30-day Average SOFR + 6.386% Cap 6.500% 10/25/2043	1.064%	10,211,896	1,240,189
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	0.461%	2,185,693	160,016
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	0.611%	801,341	79,945
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	0.461%	947,954	104,477
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	0.000%	1,104,660	71,126

Columbia Mortgage Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4704 Class SK
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/15/2047	0.711%	8,620,370	970,859
CMO Series 4826 Class KS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/15/2048	0.761%	8,994,943	990,045
CMO Series 4926 Class ST
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 01/15/2040	0.641%	6,793,740	498,191
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	0.644%	9,343,783	1,280,136
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	0.614%	18,176,604	2,564,546
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	0.531%	1,780,534	152,718
Federal Home Loan Mortgage Corp.(g)
CMO Series 4215 Class IL
07/15/2041	3.500%	230,143	8,566
CMO Series 5040 Class IH
11/25/2050	3.500%	11,843,539	2,085,671
CMO Series 5083 Class NI
12/25/2040	4.500%	10,169,987	1,821,038
CMO STRIPS Series 304 Class C67
12/15/2042	4.500%	1,491,625	202,910
Federal Home Loan Mortgage Corp. REMICS(b),(g)
CMO Series 4606 Class SL
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2044	0.561%	43,913,957	4,347,297
CMO Series 5119 Class QS
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 06/25/2051	0.955%	38,081,647	7,279,638
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 5138 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2047	0.641%	27,883,268	3,201,705
Federal Home Loan Mortgage Corp. REMICS(g)
CMO Series 5105 Class ID
05/25/2051	3.000%	37,230,012	6,918,747
CMO Series 5105 Class JI
03/25/2045	3.000%	23,963,624	2,491,936
CMO Series 5183 Class IO
01/25/2052	3.000%	40,621,828	6,342,977
Federal National Mortgage Association
08/01/2051	3.000%	29,805,854	25,780,737
08/01/2052	4.000%	39,246,038	36,604,960
09/01/2052	5.000%	18,414,660	17,987,108
06/01/2053	5.500%	33,869,828	33,556,271
Federal National Mortgage Association(g)
CMO Series 2012-152 Class EI
07/25/2031	3.000%	966,246	14,527
CMO Series 2021-3 Class TI
02/25/2051	2.500%	46,684,727	7,888,813
Federal National Mortgage Association(b),(g)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	0.464%	1,977,085	176,004
CMO Series 2013-97 Class SB
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 06/25/2032	0.664%	148,775	1,492
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	0.714%	1,081,741	125,115
CMO Series 2015-27 Class AS
-1.0 x 30-day Average SOFR + 5.536% Cap 5.650% 05/25/2045	0.214%	8,922,240	948,616
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	0.564%	1,207,712	128,596
Columbia Mortgage Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-50 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 07/25/2047	0.664%	7,335,186	947,468
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.000%	19,106,647	606,476
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	0.714%	7,702,606	875,550
CMO Series 2020-38 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	0.614%	5,825,027	624,767
CMO Series 2020-38 Class WS
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 06/25/2050	0.000%	21,529,673	1,603,386
Federal National Mortgage Association REMICS(b),(g)
CMO Series 2019-5 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 03/25/2049	0.664%	18,906,064	1,686,423
CMO Series 2020-34 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	0.614%	34,434,468	4,215,292
CMO Series 2020-54 Class AS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/25/2050	0.714%	22,632,834	2,830,781
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2021-HQA2 Class B2
30-day Average SOFR + 5.450% 12/25/2033	10.772%	14,350,000	15,607,712
Government National Mortgage Association(b),(g)
CMO Series 2010-9 Class XD
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 01/16/2040	1.164%	20,123,816	2,231,472
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-6 Class SJ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2044	0.666%	8,998,567	1,236,399
CMO Series 2017-163 Class SD
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	0.766%	9,499,376	1,185,990
CMO Series 2018-124 Class SG
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	0.766%	9,108,558	960,750
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	0.716%	7,688,834	736,327
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	0.766%	6,034,566	567,787
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	0.766%	8,159,255	750,611
CMO Series 2018-63 Class SH
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	0.766%	7,691,423	643,819
CMO Series 2018-78 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	0.766%	6,879,622	714,628
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	0.766%	6,245,677	721,208
CMO Series 2019-103 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	0.616%	14,441,098	1,604,379

Columbia Mortgage Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-128 Class YS
-1.0 x 1-month Term SOFR + 2.736% Cap 2.850% 10/20/2049	0.000%	37,245,976	299,249
CMO Series 2019-21 Class QS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2046	0.666%	30,190,054	3,204,680
CMO Series 2019-43 Class NS
-1.0 x 1-month Term SOFR + 3.156% Cap 3.270% 04/20/2049	0.000%	14,794,102	209,387
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	0.766%	10,160,186	1,105,808
CMO Series 2020-133 Class DS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2050	0.866%	64,951,812	6,974,279
CMO Series 2020-148 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 10/20/2050	0.866%	19,993,392	2,272,741
CMO Series 2020-160 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 10/20/2050	0.866%	33,391,112	4,476,182
CMO Series 2020-175 Class NS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	0.866%	24,013,059	2,892,308
CMO Series 2020-187 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	0.866%	18,355,340	2,234,447
CMO Series 2020-31 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	0.616%	19,226,228	2,312,792
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-34 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	0.616%	22,289,985	2,543,399
CMO Series 2020-62 Class SK
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	0.716%	9,652,666	1,083,881
CMO Series 2020-67 Class KS
-1.0 x 1-month Term SOFR + 5.836% Cap 5.950% 05/20/2050	0.516%	19,277,641	1,865,769
CMO Series 2020-78 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	0.716%	25,159,826	2,743,827
CMO Series 2021-117 Class HS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	0.866%	27,115,620	3,277,714
CMO Series 2021-119 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	0.866%	28,130,041	3,244,972
CMO Series 2021-122 Class SB
-1.0 x 1-month Term SOFR + 2.486% Cap 2.600% 07/20/2051	0.000%	61,742,220	316,694
CMO Series 2021-122 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	0.866%	62,871,311	7,077,681
CMO Series 2021-142 Class SL
-1.0 x 1-month Term SOFR + 0.114% Cap 6.300% 08/20/2051	0.866%	63,828,285	7,816,310
CMO Series 2021-155 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	0.866%	32,576,664	3,783,584
Columbia Mortgage Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-156 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	0.866%	48,869,149	5,958,337
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.000%	81,450,051	404,644
CMO Series 2021-161 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	0.866%	39,965,338	5,177,414
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	282,169,982	837,085
CMO Series 2021-42 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	0.866%	39,859,201	5,212,794
CMO Series 2021-42 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	0.866%	35,108,457	4,030,742
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	0.000%	47,202,500	487,687
CMO Series 2021-97 Class CS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	0.866%	46,436,471	5,453,587
CMO Series 2022-168 Class ST
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2052	0.676%	63,699,422	5,288,848
CMO Series 2022-46 Class SE
-1.0 x 30-day Average SOFR + 3.450% Cap 3.450% 03/20/2052	0.000%	27,960,177	410,701
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-83 Class AS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	0.716%	25,393,907	2,840,748
CMO Series 2022-90 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 01/20/2050	0.616%	35,245,679	4,002,891
CMO Series 2023-101 Class CS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	0.676%	98,293,126	5,517,193
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	0.406%	16,407,660	991,623
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	0.616%	57,885,009	5,685,315
CMO Series 2023-115 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 08/20/2053	0.576%	68,215,444	2,570,992
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	0.616%	37,660,387	3,864,035
CMO Series 2023-173 Class SB
-1.0 x 30-day Average SOFR + 5.650% Cap 5.650% 11/20/2053	0.326%	69,145,907	4,124,463
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	1.026%	31,809,300	2,717,173
CMO Series 2023-66 Class BS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	0.826%	24,701,652	2,336,040

Columbia Mortgage Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-66 Class SQ
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 05/20/2053	0.076%	71,493,361	3,006,525
Government National Mortgage Association(g)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	4,808,831	544,415
CMO Series 2018-78 Class GI
04/20/2048	4.000%	6,868,475	997,703
CMO Series 2020-104 Class IY
07/20/2050	3.000%	13,037,433	2,073,802
CMO Series 2020-160 Class DI
10/20/2050	2.500%	18,113,752	2,326,228
CMO Series 2020-160 Class HI
10/20/2050	2.500%	14,435,828	1,910,707
CMO Series 2020-160 Class ID
10/20/2050	2.500%	13,376,570	1,715,826
CMO Series 2020-162 Class EI
10/20/2050	2.500%	13,459,782	1,735,551
CMO Series 2020-164 Class CI
11/20/2050	3.000%	17,376,333	2,768,517
CMO Series 2020-191 Class UC
12/20/2050	4.000%	21,023,534	4,283,099
CMO Series 2020-191 Class UM
12/20/2050	3.500%	29,057,515	4,894,950
CMO Series 2020-85 Class MI
06/20/2050	3.500%	12,338,788	2,629,354
CMO Series 2021-158 Class VI
09/20/2051	3.000%	33,641,304	5,373,428
CMO Series 2021-160 Class CI
09/20/2051	2.500%	68,200,441	8,950,080
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	7,567,852	1,238,686
CMO Series 2021-24 Class MI
02/20/2051	3.000%	16,502,250	2,671,416
CMO Series 2021-24 Class PI
01/20/2051	2.500%	19,387,612	2,591,486
CMO Series 2021-29 Class HI
02/20/2051	3.500%	20,926,790	3,844,333
CMO Series 2021-44 Class CI
03/20/2051	3.000%	24,692,231	3,972,111
CMO Series 2021-44 Class MI
03/20/2051	3.000%	16,228,212	2,512,549
CMO Series 2021-49 Class WI
05/20/2048	2.500%	17,137,348	1,621,226
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-58 Class IA
04/20/2051	3.500%	14,040,637	2,299,761
CMO Series 2021-7 Class IT
01/16/2051	3.000%	29,539,183	5,723,778
Government National Mortgage Association TBA(j)
03/20/2054	4.500%	240,000,000	229,172,923
Uniform Mortgage-Backed Security TBA(j)
03/13/2054	3.000%	372,000,000	318,140,705
03/13/2054	3.500%	403,420,484	358,867,416
03/13/2054	4.000%	462,500,000	425,488,498
03/13/2054	4.500%	745,000,000	705,163,032
03/13/2054	5.000%	261,000,000	253,088,571
03/13/2054	6.000%	260,000,000	261,084,403
Total Residential Mortgage-Backed Securities - Agency (Cost $3,269,077,478)			3,124,639,604

Residential Mortgage-Backed Securities - Non-Agency 46.8%

510 Asset Backed Trust(a),(f)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	2,145,234	2,060,304
A&D Mortgage Trust(a),(f)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	7,907,234	7,885,254
Ajax Mortgage Loan Trust(a),(f)
CMO Series 2021-B Class A
06/25/2066	2.239%	3,177,146	3,096,792
CMO Series 2021-C Class A
01/25/2061	2.115%	4,831,592	4,608,995
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	1,998,514	1,835,857
Angel Oak Mortgage Trust(a),(f)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	4,464,007	3,722,154
Subordinated CMO Series 2019-6 Class B1
11/25/2059	3.941%	9,450,000	8,387,931
Angel Oak Mortgage Trust I LLC(a),(f)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	4,800,000	4,850,320
BRAVO Residential Funding Trust(a),(f)
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	2,200,000	2,081,499
CMO Series 2020-NQM1 Class B2
05/25/2060	5.795%	2,800,000	2,523,673
CMO Series 2021-B Class A1
04/01/2069	2.115%	6,421,112	6,293,679
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	6,626,000	5,635,448
Columbia Mortgage Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	4,100,000	3,289,100
BRAVO Residential Funding Trust(a),(b)
CMO Series 2021-HE2 Class B1
30-day Average SOFR + 2.400% 11/25/2069	7.722%	6,000,000	5,942,484
Subordinated CMO Series 2021-HE1 Class B1
30-day Average SOFR + 2.500% 01/25/2070	7.822%	6,708,000	6,428,729
Subordinated CMO Series 2021-HE1 Class B2
30-day Average SOFR + 3.000% 01/25/2070	8.322%	4,129,000	3,860,119
Subordinated CMO Series 2021-HE2 Class B2
30-day Average SOFR + 3.400% 11/25/2069	8.722%	6,570,000	6,593,152
BVRT Financing Trust(a),(b),(d)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	33,894,208	33,894,208
CMO Series 2021-CRT1 Class M4
30-day Average SOFR + 3.614% Floor 3.500% 07/10/2032	8.927%	11,920,787	11,469,823
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	4,650,000	3,800,270
CMO Series 2023-3 Class M1
07/25/2058	8.258%	8,900,000	8,977,271
Subordinated CMO Series 2022-1 Class B1
01/25/2067	4.548%	4,500,000	3,606,115
Subordinated CMO Series 2022-2 Class B1
03/25/2067	4.627%	4,050,000	2,958,796
Subordinated CMO Series 2023-1 Class B1
03/25/2058	8.300%	5,373,000	5,231,896
Subordinated CMO Series 2023-1 Class B2
03/25/2058	8.300%	2,765,000	2,523,077
Subordinated CMO Series 2023-2 Class B1
06/25/2058	8.244%	2,371,000	2,313,914
Subordinated CMO Series 2023-3 Class B1
07/25/2058	8.258%	3,700,000	3,594,657
CIM Trust(a),(f)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	7,518,238	7,395,104
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	16,314,251	16,156,108
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	5,372,895	5,221,328
Citigroup Mortgage Loan Trust(a)
Subordinated CMO Series 2015-RP2 Class B5
01/25/2053	4.250%	13,195,787	9,502,201
Citigroup Mortgage Loan Trust(a),(k)
Subordinated CMO Series 2015-RP2 Class FB
01/25/2053	0.000%	1,497,403	572,947
Citigroup Mortgage Loan Trust(a),(f),(g)
Subordinated CMO Series 2015-RP2 Class XIO
01/25/2053	1.141%	38,515,120	1,432,570
COLT Mortgage Loan Trust(a),(f)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	1,463,000	1,410,574
CMO Series 2021-3 Class A3
09/27/2066	1.419%	7,091,897	5,681,319
Subordinated CMO Series 2020-2 Class B1
03/25/2065	5.250%	3,716,000	3,403,646
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	5,969,000	4,194,484
Subordinated CMO Series 2022-4 Class B2
03/25/2067	4.613%	4,993,000	4,147,448
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	2,502,000	1,488,221
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2023-R05 Class 1B1
30-day Average SOFR + 4.750% Floor 4.750% 06/25/2043	10.072%	4,610,000	4,964,739
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	10.822%	7,059,000	7,275,213
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	11.322%	23,100,000	24,048,156
Subordinated CMO Series 2022-R02 Class 2B2
30-day Average SOFR + 7.650% 01/25/2042	12.972%	14,100,000	15,209,905
Credit Suisse Mortgage Trust(a),(f)
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	10,221,967	10,090,937

Columbia Mortgage Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSMC Trust(a),(f)
CMO Series 2021-JR2 Class A1
11/25/2061	2.215%	3,651,598	3,542,598
CMO Series 2022-RPL3 Class A1
03/25/2061	3.613%	9,569,085	9,446,606
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	11.522%	15,900,000	16,611,282
FIGRE Trust(a),(f)
Subordinated CMO Series 2023-HE3 Class D
01/25/2042	8.571%	2,270,499	2,308,433
FMC GMSR Issuer Trust(a),(f)
CMO Series 2020-GT1 Class A
01/25/2026	4.450%	9,050,000	8,227,397
Freddie Mac STACR(b)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	16,262,453	15,637,521
Freddie Mac STACR REMIC Trust(a),(b)
Subordinated CMO Series 2020-DNA4 Class B1
30-day Average SOFR + 6.114% 08/25/2050	11.436%	9,229,637	10,453,335
Subordinated CMO Series 2020-DNA5 Class B1
30-day Average SOFR + 4.800% 10/25/2050	10.144%	11,200,000	12,605,189
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	10.972%	15,500,000	16,828,282
Subordinated CMO Series 2020-HQA3 Class B1
30-day Average SOFR + 5.864% 07/25/2050	11.186%	6,608,927	7,335,868
Subordinated CMO Series 2020-HQA4 Class B1
30-day Average SOFR + 5.364% 09/25/2050	10.686%	14,090,030	15,539,036
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	10.072%	14,000,000	14,549,920
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	10.822%	28,000,000	30,135,000
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	12.822%	7,450,000	7,958,823
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b),(d)
CMO Series 2019-CS02 Class M2
1-month Term SOFR + 0.000% 02/25/2032	4.506%	12,060,359	11,939,756
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
Subordinated CMO Series 2020-DNA3 Class B1
30-day Average SOFR + 5.214% 06/25/2050	10.536%	3,960,801	4,361,964
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	9.322%	6,750,000	7,456,480
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	12.722%	14,200,000	16,591,279
Subordinated CMO Series 2021-DNA7 Class B2
30-day Average SOFR + 7.800% 11/25/2041	13.145%	13,228,740	14,182,641
GCAT Trust(a),(f)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	5,650,000	4,596,464
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	8.245%	29,500,000	29,770,353
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	10.295%	7,500,000	7,668,588
Homeward Opportunities Fund I Trust(a),(f)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	3,750,000	3,603,081
Homeward Opportunities Fund Trust(a),(f)
CMO Series 2022-1 Class M1
07/25/2067	5.051%	3,000,000	2,681,659
Imperial Fund Mortgage Trust(a),(f)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.147%	7,384,000	5,558,024
Subordinated CMO Series 2022-NQM3 Class B1
05/25/2067	4.449%	4,489,000	3,500,128
Columbia Mortgage Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LHOME Mortgage Trust(a),(f)
CMO Series 2021-RTL3 Class A1
09/25/2026	2.363%	13,362,615	13,140,616
CMO Series 2023-RTL3 Class A2
08/25/2028	9.000%	8,400,000	8,388,326
CMO Series 2024-RTL1 Class A2
01/25/2029	9.165%	5,200,000	5,197,757
CMO Series 2024-RTL1 Class M
01/25/2029	11.949%	3,700,000	3,698,338
loanDepot GMSR Master Trust(a),(b)
Series 2018-GT1 Class A
1-month Term SOFR + 2.914% Floor 2.800% 10/16/2025	7.116%	7,580,000	7,259,150
MFA Trust(a),(f)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	3,500,000	2,996,236
Subordinated CMO Series 2020-NQM3 Class B1
01/26/2065	3.661%	6,250,000	5,289,886
New Residential Mortgage Loan Trust(a),(f),(g)
CMO Series 2014-1A Class AIO
01/25/2054	2.239%	3,764,377	194,129
New Residential Mortgage Loan Trust(a),(f)
Subordinated CMO Series 2019-RPL3 Class B4
07/25/2059	4.012%	9,250,000	6,225,689
Subordinated CMO Series 2022-NQM2 Class B1
03/27/2062	3.871%	2,887,000	1,911,239
New York Mortgage Trust(a),(f)
CMO Series 2021-BPL1 Class A1
05/25/2026	2.239%	5,546,329	5,473,669
CMO Series 2021-BPL1 Class A2
05/25/2026	2.981%	2,295,666	2,268,821
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,455,083	2,350,008
NYMT Loan Trust(a),(f)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	6,850,000	6,813,196
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class B1
30-day Average SOFR + 5.500% Floor 5.500% 10/25/2033	10.822%	2,373,000	2,481,131
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	9.272%	6,500,000	6,688,160
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OBX Trust(a),(f)
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	6,024,518	4,658,815
CMO Series 2024-NQM3 Class A1
12/25/2063	6.129%	5,800,000	5,793,209
OSAT Trust(a),(f)
CMO Series 2021-RPL1 Class A2
05/25/2065	3.967%	5,000,000	4,682,373
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month Term SOFR + 3.864% Floor 3.750% 05/30/2025	9.193%	6,383,273	6,390,679
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT2 Class A
1-month Term SOFR + 2.764% 08/25/2025	8.085%	11,488,077	11,542,942
Point Securitization Trust(a),(f)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	11,234,180	10,560,801
Preston Ridge Partners Mortgage(a),(f)
CMO Series 2021-2 Class A2
03/25/2026	3.770%	18,598,000	17,558,800
CMO Series 2021-3 Class A2
04/25/2026	3.720%	7,000,000	6,173,925
CMO Series 2021-4 Class A2
04/25/2026	3.474%	5,350,000	5,089,417
Preston Ridge Partners Mortgage LLC(a),(f)
CMO Series 2020-4 Class A1
10/25/2025	2.610%	5,860,975	5,758,767
CMO Series 2020-6 Class A2
11/25/2025	4.703%	2,353,766	2,284,991
Preston Ridge Partners Mortgage Trust(a),(f)
CMO Series 2021-2 Class A1
03/25/2026	2.115%	4,637,592	4,541,364
CMO Series 2021-5 Class A2
06/25/2026	3.721%	16,300,000	15,674,761
CMO Series 2021-8 Class A1
09/25/2026	1.743%	13,023,518	12,631,197
CMO Series 2023-RCF1 Class M2
06/25/2053	4.000%	7,802,000	6,346,269
CMO Series 2023-RCF2 Class M1
11/25/2053	4.000%	1,724,000	1,533,968
CMO Series 2023-RCF2 Class M2
11/25/2053	4.000%	3,688,000	2,932,766
PRET LLC(a),(f)
CMO Series 2024-NPL1 Class A1
01/25/2054	7.143%	4,922,765	4,879,904

Columbia Mortgage Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-NPL1 Class A2
01/25/2054	9.798%	13,500,000	13,390,115
PRET LLC(a),(d),(e),(f)
CMO Series 2024-NPL2 Class A2
02/25/2054	10.037%	6,500,000	6,500,000
Pretium Mortgage Credit Partners(a),(f)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	14,315,941	14,151,176
Pretium Mortgage Credit Partners I LLC(a),(f)
CMO Series 2021-NPL1 Class A1
09/27/2060	2.240%	4,672,505	4,590,950
Pretium Mortgage Credit Partners LLC(a),(f)
CMO Series 2021-NPL6 Class A2
07/25/2051	5.071%	11,100,000	10,303,382
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	3,445,387	3,299,507
PRKCM Trust(a),(f)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	6,916,085	6,318,398
PRPM LLC(a),(f)
CMO Series 2021-7 Class A2
08/25/2026	3.671%	5,000,000	4,834,982
CMO Series 2024-RCF1 Class M1
01/25/2054	4.000%	1,850,000	1,631,699
CMO Series 2024-RCF1 Class M2
01/25/2054	4.000%	9,750,000	7,661,785
PRPM Trust(a),(f)
Subordinated CMO Series 2023-NQM1 Class B1
01/25/2068	6.393%	2,700,000	2,476,773
Subordinated CMO Series 2023-NQM3 Class B2
11/25/2068	7.432%	2,043,000	1,883,327
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-1 Class B1
30-day Average SOFR + 4.000% Floor 4.000% 12/27/2033	10.322%	4,750,000	4,792,606
RCO VII Mortgage LLC(a),(f)
CMO Series 2024-1 Class A2
01/25/2029	9.575%	15,873,000	15,294,191
Residential Mortgage Loan Trust(a),(f)
CMO Series 2019-3 Class M1
09/25/2059	3.257%	6,378,000	6,088,844
Subordinated CMO Series 2020-1 Class B1
01/26/2060	3.946%	3,938,000	3,298,753
RUN Trust(a),(f)
CMO Series 2022-NQM1 Class M1
03/25/2067	4.050%	5,000,000	3,826,190
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saluda Grade Alternative Mortgage Trust(a)
CMO Series 2020-FIG1 Class A3
09/25/2050	5.086%	2,243,085	2,194,098
Saluda Grade Alternative Mortgage Trust(d),(e),(f)
Subordinated CMO Series 2023-FIG3 Class CE
08/24/2053	4.221%	9,011,497	11,174,256
Saluda Grade Alternative Mortgage Trust(a),(d),(e),(f)
Subordinated CMO Series 2023-FIG4 Class CE
11/25/2053	0.000%	10,234,819	17,423,756
Stanwich Mortgage Loan Co. LLC(a),(f)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	18,652,499	17,391,700
CMO Series 2021-NPB1 Class A2
10/16/2026	4.375%	15,500,000	13,855,236
Starwood Mortgage Residential Trust(a),(f)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	4,750,000	4,137,413
CMO Series 2021-3 Class A1
06/25/2056	1.127%	4,697,765	3,803,250
Starwood Mortgage Residential Trust(a)
Subordinated CMO Series 2020-INV1 Class B1
11/25/2055	3.257%	3,200,000	2,784,724
Subordinated CMO Series 2020-INV1 Class B2
11/25/2055	4.261%	1,400,000	1,078,422
Toorak Mortgage Corp., Ltd.(a),(f)
CMO Series 2021-1 Class A1
06/25/2024	3.240%	10,253,527	10,153,908
Toorak Mortgage Trust(a),(f)
CMO Series 2024-RRTL1 Class B1
02/25/2039	9.768%	3,500,000	3,364,521
Triangle Re Ltd.(a),(b)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% Floor 5.500% 10/25/2033	10.935%	10,000,000	10,534,577
Subordinated CMO Series 2021-1 Class B1
1-month Term SOFR + 4.614% Floor 4.500% 08/25/2033	9.935%	22,926,000	23,016,338
Subordinated CMO Series 2021-2 Class B1
1-month Term SOFR + 7.614% Floor 7.500% 10/25/2033	12.935%	7,100,000	7,637,155
VCAT Asset Securitization LLC(a),(f)
CMO Series 2021-NPL3 Class A2
05/25/2051	3.967%	3,980,000	3,565,360
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	10,532,237	10,188,061
Columbia Mortgage Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 29, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VCAT LLC(a),(f)
CMO Series 2021-NPL2 Class A2
03/27/2051	4.212%	5,500,000	5,332,427
Vericrest Opportunity Loan Transferee(a),(f)
CMO Series 2021-NPL4 Class A1
03/27/2051	2.240%	5,967,531	5,805,869
Vericrest Opportunity Loan Transferee XCIV LLC(a),(f)
CMO Series 2021-NPL3 Class A1
02/27/2051	2.240%	7,626,605	7,437,488
Vericrest Opportunity Loan Transferee XCVI LLC(a),(f)
CMO Series 2021-NPL5 Class A1
03/27/2051	2.116%	12,288,935	12,022,565
Vericrest Opportunity Loan Transferee XCVII LLC(a),(f)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	11,555,059	11,314,984
Verus Securitization Trust(a),(f)
CMO Series 2021-4 Class A1
07/25/2066	0.938%	8,750,155	6,947,354
Subordinated CMO Series 2019-4 Class B1
11/25/2059	3.860%	4,150,000	3,555,591
Subordinated CMO Series 2020-1 Class B1
01/25/2060	3.624%	6,000,000	5,130,985
Subordinated CMO Series 2020-4 Class B2
05/25/2065	5.600%	2,000,000	1,761,235
Subordinated CMO Series 2023-1 Class B1
12/25/2067	6.961%	7,000,000	6,803,412
Subordinated CMO Series 2023-INV1 Class B1
02/25/2068	7.577%	4,198,000	4,123,200
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	3,800,000	2,458,406
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	3,500,000	2,325,879
Verus Securitization Trust(a)
CMO Series 2021-R2 Class M1
02/25/2064	2.244%	3,781,000	2,913,101
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-INV1 Class B1
03/25/2060	5.750%	1,050,000	1,016,515
Subordinated CMO Series 2020-INV1 Class B2
03/25/2060	6.000%	3,150,000	2,937,892
Visio Trust(a),(f)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	1,400,000	1,206,576
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	1,200,000	1,082,124
Vista Point Securitization Trust(a),(f)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.367%	2,000,000	1,885,413
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,111,885,995)			1,110,867,892

Call Option Contracts Purchased 1.0%
Value ($)
(Cost $23,278,100)	23,468,155

Put Option Contracts Purchased 0.4%

(Cost $6,952,000)	9,926,034

Money Market Funds 7.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.557%(l),(m)	170,155,578	170,121,547
Total Money Market Funds (Cost $170,085,378)		170,121,547
Total Investments in Securities (Cost: $5,104,429,987)		4,870,970,606
Other Assets & Liabilities, Net		(2,497,753,529)
Net Assets		2,373,217,077
At February 29, 2024, securities and/or cash totaling $83,078,839 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	22,086	06/2024	USD	2,361,131,438	3,830,773	—
U.S. Treasury Ultra Bond	105	06/2024	USD	13,426,875	14,107	—
Total					3,844,880	—

Columbia Mortgage Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 29, 2024 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(1,932)	06/2024	USD	(230,391,000)	—	(321,875)
U.S. Treasury 10-Year Note	(21,446)	06/2024	USD	(2,368,442,625)	—	(580,500)
U.S. Treasury 2-Year Note	(4,557)	06/2024	USD	(933,045,750)	—	(944,557)
Total					—	(1,846,932)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	93,000,000	93,000,000	3.75	11/18/2024	2,473,800	2,594,998
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	330,000,000	330,000,000	3.75	09/20/2024	9,900,000	7,833,078
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	280,000,000	280,000,000	4.00	11/06/2024	8,400,000	10,773,056
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	79,000,000	79,000,000	3.75	11/29/2024	2,504,300	2,267,023
Total							23,278,100	23,468,155

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	790,000,000	790,000,000	3.90	07/17/2024	6,952,000	9,926,034

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	1,361,773	(4,167)	316,155	—	1,041,451	—
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	20,500,000	2,791,635	(8,542)	5,061,564	—	—	(2,278,471)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	50,000,000	6,808,865	(20,833)	13,171,904	—	—	(6,383,872)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	10,000,000	1,361,773	(4,167)	1,480,804	—	—	(123,198)
Total							12,324,046	(37,709)	20,030,427	—	1,041,451	(8,785,541)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 41	Morgan Stanley	12/20/2028	5.000	Quarterly	USD	158,400,000	(2,412,062)	—	—	—	(2,412,062)

Columbia Mortgage Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 29, 2024 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	12.186	USD	10,000,000	(1,923,033)	4,167	—	(2,089,783)	170,917	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	12.186	USD	20,000,000	(3,846,066)	8,333	—	(2,318,454)	—	(1,519,279)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	12.186	USD	8,800,000	(1,692,269)	3,667	—	(1,952,530)	263,928	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	12.186	USD	16,500,000	(3,173,004)	6,875	—	(3,124,475)	—	(41,654)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	12.186	USD	13,000,000	(2,499,943)	5,417	—	(1,960,640)	—	(533,886)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	28.214	USD	1,353,825	(213,056)	564	—	(104,889)	—	(107,603)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	28.214	USD	2,654,560	(417,757)	1,106	—	(135,019)	—	(281,632)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	25.177	USD	2,750,000	(308,797)	1,146	—	(546,786)	239,135	—
Total								(14,073,925)	31,275	—	(12,232,576)	673,980	(2,484,054)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 29, 2024, the total value of these securities amounted to $1,507,180,631, which represents 63.51% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of February 29, 2024.
(c)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of February 29, 2024 and is not reflective of the cash flow payments.

(d)	Valuation based on significant unobservable inputs.
(e)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 29, 2024, the total value of these securities amounted to $60,987,778, which represents 2.57% of total net assets.

(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 29, 2024.

(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a security in default.
(i)	Represents a security purchased on a forward commitment basis.
(j)	Represents a security purchased on a when-issued basis.
(k)	Zero coupon bond.
(l)	The rate shown is the seven-day current annualized yield at February 29, 2024.

Columbia Mortgage Opportunities Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 29, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(m)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 29, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.557%
	63,646,647	1,570,440,886	(1,463,993,617)	27,631	170,121,547	8,563	5,717,183	170,155,578
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Mortgage Opportunities Fund  | Third Quarter Report 2024

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3QT251_05_P01_(04/24)